Share Purchase Warrants (Details 1)	12 Months Ended
Jan. 31, 2025 $ / shares shares
Share Purchase Warrants
Number of warrants | shares	3,571,429
Expire date	Mar. 14, 2028
Exercise price per share | $ / shares	$ 0.11